Total Equity - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Pre-tax amount
Foreign currency translation losses	$ (1,196.3)	$ (1,333.2)
Share of accumulated other comprehensive loss of associates, excluding net gains (losses) on defined benefit plans	(41.9)	(307.7)
Items that may be subsequently reclassified to net earnings	(1,238.2)	(1,640.9)
Net gains (losses) on defined benefit plans	159.9	57.8
Share of net gains (losses) on defined benefit plans of associates	(10.5)	(8.2)
Other	217.7	178.2
Items that will not be subsequently reclassified to net earnings	367.1	227.8
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	(871.1)	(1,413.1)
Income tax (expense) recovery
Foreign currency translation losses	58.3	42.8
Share of accumulated other comprehensive income (loss) of associates, excluding net losses on defined benefit plans	(14.2)	28.2
Items that may be subsequently reclassified to net earnings	44.1	71.0
Net losses on defined benefit plans	(35.8)	(8.2)
Share of net losses on defined benefit plans of associates	1.7	0.1
Other	(43.9)	(33.8)
Items that will not be subsequently reclassified to net earnings	(78.0)	(41.9)
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	(33.9)	29.1
After-tax amount
Foreign currency translation losses	(1,138.0)	(1,290.4)
Share of accumulated other comprehensive income (loss) of associates, excluding net losses on defined benefit plans	(56.1)	(279.5)
Items that may be subsequently reclassified to net earnings	(1,194.1)	(1,569.9)
Net losses on defined benefit plans	124.1	49.6
Share of net losses on defined benefit plans of associates	(8.8)	(8.1)
Other	173.8	144.4
Items that will not be subsequently reclassified to net earnings	289.1	185.9
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	$ (905.0)	$ (1,384.0)